INCOME PER SHARE (Details)		12 Months Ended
		Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income :		¥ 122,216,243	$ 18,784,293	¥ 33,135,116	¥ 696,338,805
Numerator for basic and diluted net income per share | ¥		¥ 122,216,243		¥ 33,135,116	¥ 696,338,805
Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding		138,794,624	138,794,624	137,621,702	126,758,363
Dilutive effect of share options		758,702	758,702	897,122	1,593,216
Dilutive effect of restricted shares and restricted share units		40,591	40,591	33,207	52,298
Denominator for diluted income per share calculation		139,593,917	139,593,917	138,552,031	128,403,877
Basic net income per share attributable to the Company’s common shareholders | (per share)		¥ 0.88	$ 0.14	¥ 0.24	¥ 5.49
Diluted net income per share attributable to the Company’s common shareholders | (per share)		0.88	0.13	0.24	5.42
Basic net income per ADS | (per share)	[1]	1.76	0.27	0.48	10.99
Diluted net income per ADS | (per share)	[1]	¥ 1.75	$ 0.27	¥ 0.48	¥ 10.85
Share Options and Restricted Shares
Denominator:
Weighted average basis were anti-dilutive and excluded from the calculation of diluted net income loss per share		1,584,581	1,584,581	2,753,664	2,828,588

[1]	Each ADS represents two Class A common shares